Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Corporate Bonds - 8 .0%
Cayman Islands - 0 .4%
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 (144A) $ 743,000 $ 742,257
Georgia - 0 .2%
Georgian Railway JSC, 4.0000%, 6/17/28 500,000 436,985
Netherlands - 0 .3%
DTEK Energy BV, 7.0000% (3.50% Cash, 4.00% PIK), 12/31/27Ø 744,922 510,361
Nigeria - 0 .8%
Africa Finance Corp., 5.5500%, 10/8/29 (144A) 1,579,000 1,555,955
Oman - 1 .6%
EDO Sukuk Ltd., 5.6620%, 7/3/31 2,000,000 1,997,910
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31 (144A) 1,117,000 1,087,406
3,085,316
Turkey - 0 .8%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29 1,450,000 1,497,241
United Arab Emirates - 2 .7%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47 700,000 614,686
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34 1,500,000 1,526,280
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31 (144A) 700,000 668,497
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37 (144A) 1,133,000 1,062,244
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54 (144A) 993,000 901,163
MDGH GMTN RSC Ltd., 2.5000%, 5/21/26 300,000 291,071
Oztel Holdings SPC Ltd., 6.6250%, 4/24/28 300,000 308,700
5,372,641
United Kingdom - 0 .2%
NAK Naftogaz Ukraine, 7.1250%, 7/19/26Ø EUR 544,133 498,502
Uzbekistan - 1 .0%
Ipoteka-Bank ATIB, 5.5000%, 11/19/25 $ 500,000 492,846
Jscb Agrobank, 9.2500%, 10/2/29 (144A) 694,000 711,122
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29 800,000 817,110
2,021,078
Total Corporate Bonds (cost 15,918,946) 15,720,336
Foreign Government Bonds - 87 .3%
Angola - 0 .8%
Republic of Angola, 8.0000%, 11/26/29 200,000 180,500
Republic of Angola, 8.7500%, 4/14/32 700,000 621,517
Republic of Angola, 9.1250%, 11/26/49 1,050,000 847,875
1,649,892
Argentina - 4 .3%
Argentine Republic, 0.7500%, 7/9/30
Ç
2,156,000 1,627,422
Argentine Republic, 4.1250%, 7/9/35
Ç
2,650,000 1,800,002
Argentine Republic, 5.0000%, 1/9/38
Ç
1,800,000 1,296,824
Argentine Republic, 3.5000%, 7/9/41
Ç
1,000,000 632,731
Provincia de Buenos Aires, 6.6250%, 9/1/37
Ç
1,368,028 964,460
YPF SA, 9.5000%, 1/17/31 1,020,000 1,081,989
YPF SA, 8.7500%, 9/11/31 (144A) 1,050,000 1,081,080
8,484,508
Azerbaijan - 0 .6%
Republic of Azerbaijan, 3.5000%, 9/1/32 600,000 518,642
Southern Gas Corridor CJSC, 6.8750%, 3/24/26 500,000 505,695
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30 200,000 207,107
1,231,444
Bahamas - 1 .1%
Commonwealth of the Bahamas, 6.0000%, 11/21/28 1,200,000 1,140,542

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Bahamas - (continued)
Commonwealth of the Bahamas, 8.9500%, 10/15/32 $ 1,000,000 $ 1,032,689
2,173,231
Bahrain - 0 .8%
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27 1,700,000 1,622,764
Benin - 0 .8%
Benin Government Bond, 4.8750%, 1/19/32 EUR 280,000 267,579
Benin Government Bond, 7.9600%, 2/13/38 $ 600,000 568,650
Benin Government Bond, 8.3750%, 1/23/41 (144A) 514,000 496,010
Benin Government International Bond, 6.8750%, 1/19/52 EUR 200,000 179,801
1,512,040
Brazil - 2 .6%
Federative Republic of Brazil, 3.7500%, 9/12/31 $ 1,900,000 1,639,988
Federative Republic of Brazil, 6.0000%, 10/20/33 1,500,000 1,438,310
Federative Republic of Brazil, 6.1250%, 3/15/34 1,400,000 1,339,550
Federative Republic of Brazil, 4.7500%, 1/14/50 1,000,000 692,107
5,109,955
Bulgaria - 1 .1%
Republic of Bulgaria, 3.6250%, 9/5/32 EUR 698,000 743,475
Republic of Bulgaria, 5.0000%, 3/5/37 $ 1,066,000 1,003,213
Republic of Bulgaria, 4.2500%, 9/5/44 EUR 465,000 490,792
2,237,480
Cameroon - 0 .4%
Republic of Cameroon, 5.9500%, 7/7/32 EUR 1,000,000 848,907
Chile - 1 .9%
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29 $ 1,000,000 895,547
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50 950,000 632,522
Republic of Chile, 2.5500%, 7/27/33 1,400,000 1,133,838
Republic of Chile, 3.5000%, 1/25/50 1,700,000 1,173,399
3,835,306
Colombia - 3 .3%
Ecopetrol SA, 8.3750%, 1/19/36 500,000 484,586
Republic of Colombia, 4.5000%, 3/15/29 500,000 464,991
Republic of Colombia, 3.1250%, 4/15/31 600,000 477,900
Republic of Colombia, 7.5000%, 2/2/34 1,050,000 1,039,063
Republic of Colombia, 7.7500%, 11/7/36 732,000 715,413
Republic of Colombia, 5.0000%, 6/15/45 2,000,000 1,353,894
Republic of Colombia, 5.2000%, 5/15/49 1,000,000 675,238
Republic of Colombia, 8.3750%, 11/7/54 1,200,000 1,168,084
Republic of Colombia, 3.8750%, 2/15/61 300,000 157,817
6,536,986
Costa Rica - 1 .7%
Republic of Costa Rica, 6.5500%, 4/3/34 400,000 409,800
Republic of Costa Rica, 7.1580%, 3/12/45 1,350,000 1,401,975
Republic of Costa Rica, 7.3000%, 11/13/54 1,500,000 1,570,500
3,382,275
Dominican Republic - 4 .4%
Dominican Republic Government Bond, 6.8750%, 1/29/26 1,000,000 1,009,500
Dominican Republic Government Bond, 5.5000%, 2/22/29 1,000,000 978,000
Dominican Republic Government Bond, 4.5000%, 1/30/30 2,000,000 1,845,599
Dominican Republic Government Bond, 4.8750%, 9/23/32 3,500,000 3,153,500
Dominican Republic Government Bond, 6.0000%, 2/22/33 600,000 583,080
Dominican Republic Government Bond, 6.5000%, 2/15/48 1,250,000 1,202,245
8,771,924

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Ecuador - 1 .5%
Republic of Ecuador, 6.9000%, 7/31/30
Ç
$ 1,255,244 $ 967,126
Republic of Ecuador, 5.5000%, 7/31/35
Ç
1,947,015 1,274,963
Republic of Ecuador, 5.0000%, 7/31/40
Ç
1,200,000 704,568
2,946,657
Egypt - 1 .9%
Arab Republic of Egypt, 7.0529%, 1/15/32 1,450,000 1,273,534
Arab Republic of Egypt, 7.6250%, 5/29/32 300,000 270,271
Arab Republic of Egypt, 8.7002%, 3/1/49 800,000 652,000
Arab Republic of Egypt, 8.1500%, 11/20/59 1,000,000 760,000
Arab Republic of Egypt, 7.5000%, 2/16/61 1,000,000 711,000
3,666,805
El Salvador - 0 .8%
Republic of El Salvador, 8.2500%, 4/10/32 700,000 706,803
Republic of El Salvador, 7.6250%, 2/1/41 900,000 834,615
1,541,418
Gabon - 0 .1%
Gabonese Republic, 6.9500%, 6/16/25 225,000 220,452
Georgia - 0 .3%
Republic of Georgia, 2.7500%, 4/22/26 700,000 663,250
Ghana - 3 .3%
Republic of Ghana, 0.0000%, 7/3/26 (144A)
¤
62,400 58,252
Republic of Ghana, 5.0000%, 7/3/29 (144A)
Ç
629,200 560,762
Republic of Ghana, 5.0000%, 7/3/29
Ç
5,950,000 5,302,819
Republic of Ghana, 0.0000%, 1/3/30 (144A)
¤
90,041 70,119
Republic of Ghana, 5.0000%, 7/3/35 (144A)
Ç
604,800 441,444
6,433,396
Guatemala - 0 .5%
Republic of Guatemala, 5.3750%, 4/24/32 200,000 189,423
Republic of Guatemala, 6.6000%, 6/13/36 500,000 493,154
Republic of Guatemala, 4.6500%, 10/7/41 500,000 383,938
1,066,515
Hungary - 1 .0%
Hungary Government Bond, 1.1250%, 4/28/26 EUR 1,000,000 1,017,941
Hungary Government Bond, 5.2500%, 6/16/29 $ 200,000 198,044
Hungary Government Bond, 5.5000%, 6/16/34 600,000 578,340
MFB Magyar Fejlesztesi Bank Zrt., 6.5000%, 6/29/28 200,000 203,708
1,998,033
Indonesia - 0 .9%
Perusahaan Listrik Negara PT, 4.8750%, 7/17/49 500,000 398,356
Perusahaan Listrik Negara PT, 4.3750%, 2/5/50 500,000 371,593
Republic of Indonesia, 3.8500%, 10/15/30 250,000 235,126
Republic of Indonesia, 4.8500%, 1/11/33 200,000 193,859
Republic of Indonesia, 4.7000%, 2/10/34 500,000 472,778
1,671,712
Iraq - 0 .8%
Republic of Iraq, 5.8000%, 1/15/28 1,642,500 1,614,233
Ivory Coast - 1 .0%
Republic of Cote d'Ivoire, 4.8750%, 1/30/32 EUR 1,000,000 925,200
Republic of Cote d'Ivoire, 6.1250%, 6/15/33 $ 850,000 761,281
Republic of Cote d'Ivoire, 6.8750%, 10/17/40 EUR 400,000 362,585
2,049,066
Jamaica - 0 .8%
Jamaica Government Bond, 8.0000%, 3/15/39 $ 1,400,000 1,620,360

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Jordan - 0 .8%
Hashemite Kingdom of Jordan, 5.7500%, 1/31/27 $ 800,000 $ 783,950
Hashemite Kingdom of Jordan, 5.8500%, 7/7/30 700,000 648,362
Hashemite Kingdom of Jordan, 7.3750%, 10/10/47 200,000 178,574
1,610,886
Macedonia, the Former Yugoslav Republic of - 1 .7%
Republic of North Macedonia, 3.6750%, 6/3/26 EUR 1,400,000 1,447,462
Republic of North Macedonia, 6.9600%, 3/13/27 EUR 500,000 543,903
Republic of North Macedonia, 1.6250%, 3/10/28 EUR 1,450,000 1,375,455
3,366,820
Mexico - 4 .9%
Petroleos Mexicanos, 6.5000%, 3/13/27 $ 1,700,000 1,640,042
Petroleos Mexicanos, 8.7500%, 6/2/29 500,000 495,371
Petroleos Mexicanos, 5.9500%, 1/28/31 2,500,000 2,093,347
Petroleos Mexicanos, 6.7000%, 2/16/32 1,850,000 1,608,298
Petroleos Mexicanos, 6.7500%, 9/21/47 1,700,000 1,171,416
United Mexican States, 6.0000%, 5/13/30 282,000 283,669
United Mexican States, 4.7500%, 4/27/32 1,400,000 1,277,352
United Mexican States, 4.8750%, 5/19/33 500,000 449,802
United Mexican States, 6.8750%, 5/13/37 265,000 266,414
United Mexican States, 7.3750%, 5/13/55 350,000 352,691
9,638,402
Mongolia - 1 .4%
State of Mongolia, 5.1250%, 4/7/26 500,000 492,785
State of Mongolia, 3.5000%, 7/7/27 2,000,000 1,866,917
State of Mongolia, 4.4500%, 7/7/31 500,000 435,713
2,795,415
Montenegro - 0 .8%
Republic of Montenegro, 2.5500%, 10/3/29 EUR 500,000 478,123
Republic of Montenegro, 7.2500%, 3/12/31 $ 1,100,000 1,131,350
1,609,473
Nigeria - 1 .9%
Federal Republic of Nigeria, 7.6250%, 11/21/25 1,000,000 1,004,418
Federal Republic of Nigeria, 6.5000%, 11/28/27 1,000,000 961,313
Federal Republic of Nigeria, 9.6250%, 6/9/31 (144A) 206,000 207,644
Federal Republic of Nigeria, 7.3750%, 9/28/33 1,100,000 954,316
Federal Republic of Nigeria, 10.3750%, 12/9/34 (144A) 333,000 344,655
Federal Republic of Nigeria, 7.6250%, 11/28/47 440,000 343,200
3,815,546
Oman - 3 .8%
Oman Sovereign Sukuk SAOC, 4.8750%, 6/15/30 1,400,000 1,388,489
Sultanate of Oman Government Bond, 4.7500%, 6/15/26 800,000 794,552
Sultanate of Oman Government Bond, 5.6250%, 1/17/28 1,000,000 1,005,000
Sultanate of Oman Government Bond, 7.3750%, 10/28/32 1,600,000 1,763,328
Sultanate of Oman Government Bond, 6.5000%, 3/8/47 2,050,000 2,034,625
Sultanate of Oman Government Bond, 7.0000%, 1/25/51 500,000 524,375
7,510,369
Pakistan - 1 .3%
Islamic Republic of Pakistan, 6.0000%, 4/8/26 200,000 193,250
Islamic Republic of Pakistan, 6.8750%, 12/5/27 1,850,000 1,718,291
Islamic Republic of Pakistan, 7.3750%, 4/8/31 800,000 691,078
2,602,619
Panama - 2 .4%
Republic of Panama, 3.1600%, 1/23/30 2,000,000 1,702,891

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Panama - (continued)
Republic of Panama, 2.2520%, 9/29/32 $ 2,100,000 $ 1,503,265
Republic of Panama, 4.5000%, 4/16/50 1,200,000 758,318
Republic of Panama, 4.5000%, 4/1/56 300,000 183,443
Republic of Panama, 3.8700%, 7/23/60 1,300,000 698,334
4,846,251
Paraguay - 1 .0%
Republic of Paraguay, 2.7390%, 1/29/33 1,900,000 1,548,167
Republic of Paraguay, 5.6000%, 3/13/48 500,000 436,665
1,984,832
Peru - 1 .6%
Petroleos del Peru SA, 4.7500%, 6/19/32 2,200,000 1,672,446
Republic of Peru, 2.7830%, 1/23/31 1,500,000 1,289,893
Republic of Peru, 3.0000%, 1/15/34 300,000 243,016
3,205,355
Philippines - 1 .2%
Republic of Philippines, 1.9500%, 1/6/32 1,000,000 811,615
Republic of Philippines, 5.2500%, 5/14/34 1,500,000 1,479,359
2,290,974
Poland - 0 .3%
Republic of Poland, 5.5000%, 4/4/53 650,000 604,136
Qatar - 3 .5%
QatarEnergy, 2.2500%, 7/12/31 1,000,000 844,794
State of Qatar, 4.7500%, 5/29/34 3,500,000 3,475,486
State of Qatar, 4.4000%, 4/16/50 3,000,000 2,546,250
6,866,530
Romania - 1 .8%
Romania Government Bond, 3.0000%, 2/14/31 1,300,000 1,070,680
Romania Government Bond, 6.3750%, 1/30/34 700,000 668,542
Romania Government Bond, 5.1250%, 6/15/48 900,000 677,250
Romanian Government Bond, 5.7500%, 3/24/35 (144A) 1,334,000 1,197,265
3,613,737
Saudi Arabia - 5 .4%
Kingdom of Saudi Arabia, 3.2500%, 10/26/26 1,300,000 1,270,196
Kingdom of Saudi Arabia, 5.5000%, 10/25/32 1,500,000 1,518,396
Kingdom of Saudi Arabia, 2.2500%, 2/2/33 1,500,000 1,201,173
Kingdom of Saudi Arabia, 5.0000%, 1/16/34 2,500,000 2,435,593
Kingdom of Saudi Arabia, 5.6250%, 1/13/35 (144A) 534,000 539,421
Kingdom of Saudi Arabia, 5.0000%, 4/17/49 1,500,000 1,301,190
Kingdom of Saudi Arabia, 5.0000%, 1/18/53 1,000,000 851,390
KSA Sukuk Ltd., 2.2500%, 5/17/31 600,000 504,931
KSA Sukuk Ltd., 5.2500%, 6/4/34 1,100,000 1,095,612
10,717,902
Senegal - 0 .2%
Republic of Senegal, 6.2500%, 5/23/33 200,000 164,800
Republic of Senegal, 5.3750%, 6/8/37 EUR 400,000 302,785
467,585
South Africa - 2 .5%
Republic of South Africa, 4.8750%, 4/14/26 $ 750,000 744,967
Republic of South Africa, 5.8750%, 6/22/30 1,250,000 1,206,722
Republic of South Africa, 7.1000%, 11/19/36 (144A) 687,000 671,589
Republic of South Africa, 5.6500%, 9/27/47 1,300,000 973,418
Republic of South Africa, 5.7500%, 9/30/49 800,000 598,000

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
South Africa - (continued)
Republic of South Africa, 7.9500%, 11/19/54 (144A) $ 758,000 $ 725,793
4,920,489
Sri Lanka - 1 .1%
Democratic Socialist Republic of Sri Lanka, 4.0000%, 4/15/28 388,664 362,429
Democratic Socialist Republic of Sri Lanka, 3.1000%, 1/15/30
Ç
310,770 269,981
Democratic Socialist Republic of Sri Lanka, 3.3500%, 3/15/33
Ç
609,570 481,560
Democratic Socialist Republic of Sri Lanka, 3.6000%, 6/15/35
Ç
411,600 290,178
Democratic Socialist Republic of Sri Lanka, 3.6000%, 5/15/36
Ç
285,660 231,385
Democratic Socialist Republic of Sri Lanka, 3.6000%, 2/15/38
Ç
571,560 468,679
2,104,212
Tajikistan - 0 .3%
Republic of Tajikistan, 7.1250%, 9/14/27 500,000 490,650
Trinidad and Tobago - 0 .7%
Republic of Trinidad and Tobago, 4.5000%, 6/26/30 950,000 871,150
Republic of Trinidad and Tobago, 6.4000%, 6/26/34 500,000 490,000
1,361,150
Tunisia - 0 .9%
Tunisian Republic, 6.3750%, 7/15/26 EUR 1,700,000 1,716,427
Turkey - 4 .6%
Hazine Mustesarligi Varlik Kiralama A/S, 5.1250%, 6/22/26 $ 1,350,000 1,336,784
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28 1,700,000 1,837,190
Republic of Turkiye (The), 6.5000%, 9/20/33 600,000 574,130
Republic of Turkiye (The), 4.8750%, 4/16/43 1,200,000 856,525
Republic of Turkiye (The), 5.7500%, 5/11/47 1,700,000 1,308,645
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28 2,000,000 2,035,000
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28 200,000 212,970
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30 (144A) 900,000 887,934
9,049,178
Ukraine - 2 .3%
NPC Ukrenergo, 6.8750%, 11/9/28 700,000 540,341
Ukraine Government Bond, 1.7500%, 2/1/29
Ç
28,844 20,227
Ukraine Government Bond, 1.7500%, 2/1/29 (144A)
Ç
200,000 140,250
Ukraine Government Bond, 0.0000%, 2/1/30
Ç
10,667 6,024
Ukraine Government Bond, 0.0000%, 2/1/34 (144A)
Ç
400,000 173,264
Ukraine Government Bond, 0.0000%, 2/1/34
Ç
39,862 17,267
Ukraine Government Bond, 1.7500%, 2/1/34 (144A)
Ç
600,000 338,820
Ukraine Government Bond, 1.7500%, 2/1/34
Ç
78,412 44,279
Ukraine Government Bond, 0.0000%, 2/1/35 (144A)
Ç
200,000 123,402
Ukraine Government Bond, 0.0000%, 2/1/35
Ç
571,686 352,736
Ukraine Government Bond, 1.7500%, 2/1/35 (144A)
Ç
700,000 391,562
Ukraine Government Bond, 1.7500%, 2/1/35
Ç
58,435 32,687
Ukraine Government Bond, 0.0000%, 2/1/36 (144A)
Ç
200,000 123,060
Ukraine Government Bond, 1.7500%, 2/1/36 (144A)
Ç
200,000 109,875
Ukraine Government Bond, 1.7500%, 2/1/36
Ç
229,591 126,132
Ukraine Government Bond, 7.7500%, 8/1/41
‡
2,300,000 1,926,250
4,466,176
United Arab Emirates - 0 .7%
Finance Department Government of Sharjah, 6.1250%, 3/6/36 1,000,000 983,542
Sharjah Sukuk Program Ltd., 4.0000%, 7/28/50 700,000 449,260
1,432,802
Uruguay - 2 .1%
Oriental Republic of Uruguay, 5.7500%, 10/28/34 1,900,000 1,947,141
Oriental Republic of Uruguay, 4.9750%, 4/20/55 900,000 788,187

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Uruguay - (continued)
Oriental Republic of Uruguay, 5.2500%, 9/10/60 $ 1,550,000 $ 1,394,989
4,130,317
Uzbekistan - 0 .8%
Republic of Uzbekistan, 5.3750%, 5/29/27 EUR 1,000,000 1,049,213
Republic of Uzbekistan, 3.9000%, 10/19/31 $ 600,000 498,300
1,547,513
Zambia - 0 .6%
Republic of Zambia, 5.7500%, 6/30/33
Ç
959,292 853,410
Republic of Zambia, 0.5000%, 12/31/53 390,000 236,993
1,090,403
Total Foreign Government Bonds (cost 174,154,488 ) 172,744,758
Investment Companies - 3 .3%
Money Market Funds - 3 .3%
Janus Henderson Cash Liquidity Fund LLC, 4.3414%
£,∞
(cost $6,438,930) 6,437,643 6,438,930
Total Investments (total cost $ 196,512,364 ) - 98 .6% 194,904,024
Cash, Receivables and Other Assets, net of Liabilities - 1.4% 2,877,183
Net Assets - 100.0% $197,781,207
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Saudi Arabia $ 10,717,902 5 .5%
Oman 10,595,685 5 .4
Turkey 10,546,419 5 .4
Mexico 9,638,402 5 .0
Dominican Republic 8,771,924 4 .5
Argentina 8,484,508 4 .4
Qatar 6,866,530 3 .5
United Arab Emirates 6,805,443 3 .5
Colombia 6,536,986 3 .4
United States 6,438,930 3 .3
Ghana 6,433,396 3 .3
Nigeria 5,371,501 2 .8
Brazil 5,109,955 2 .6
South Africa 4,920,489 2 .5
Panama 4,846,251 2 .5
Ukraine 4,466,176 2 .3
Uruguay 4,130,317 2 .1
Chile 3,835,306 2 .0
Egypt 3,666,805 1 .9
Romania 3,613,737 1 .9
Uzbekistan 3,568,591 1 .8
Costa Rica 3,382,275 1 .7
Macedonia, the Former Yugoslav Republic of 3,366,820 1 .7
Peru 3,205,355 1 .6
Ecuador 2,946,657 1 .5
Mongolia 2,795,415 1 .5

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Pakistan $ 2,602,619 1 .3%
Philippines 2,290,974 1 .2
Bulgaria 2,237,480 1 .1
Bahamas 2,173,231 1 .1
Sri Lanka 2,104,212 1 .1
Ivory Coast 2,049,066 1 .1
Hungary 1,998,033 1 .0
Paraguay 1,984,832 1 .0
Tunisia 1,716,427 0 .9
Indonesia 1,671,712 0 .9
Angola 1,649,892 0 .8
Bahrain 1,622,764 0 .8
Jamaica 1,620,360 0 .8
Iraq 1,614,233 0 .8
Jordan 1,610,886 0 .8
Montenegro 1,609,473 0 .8
El Salvador 1,541,418 0 .8
Benin 1,512,040 0 .8
Trinidad and Tobago 1,361,150 0 .7
Azerbaijan 1,231,444 0 .6
Georgia 1,100,235 0 .6
Zambia 1,090,403 0 .6
Guatemala 1,066,515 0 .5
Cameroon 848,907 0 .4
Cayman Islands 742,257 0 .4
Poland 604,136 0 .3
Netherlands 510,361 0 .3
United Kingdom 498,502 0 .3
Tajikistan 490,650 0 .3
Senegal 467,585 0 .2
Gabon 220,452 0 .1
Total $ 194,904,024 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
1/31/25
............. Shares
Held at
1/31/25
Dividend
Income
Investment Company - 3.3%
Money Market Funds - 3.3%
Janus Henderson Cash
Liquidity Fund LLC,
4.3414%
∞
$ 8,380,259 $ 29,967,549 $ (31,908,878) $ – $ – $ 6,438,930 6,437,643 $ 84,329

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
January 31, 2025

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 4/14/25 129,642 $ (135,233) $ 15
Euro 4/14/25 173,979 (181,464) 2
Euro 4/14/25 (205,500) 214,550 (211)
Euro 4/14/25 12,691,026 (13,073,108) (163,756)
(163,950)
Total $(163,950)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 31 3/31/25 $ 6,374,375 $ 4,805
U.S. Treasury 5 Year Notes 98 3/31/25 10,426,281 (35,341)
U.S. Treasury Long Bonds 175 3/20/25 19,933,594 (448,695)
U.S. Treasury Ultra Bonds 65 3/20/25 7,700,469 (271,491)
Total - Futures Long (750,722)
Futures Short:
Euro-Bobl 25 3/6/25 (3,051,859) 48,362
Euro-Bund 16 3/6/25 (2,204,179) 71,790
Euro-buxl 2 3/6/25 (268,038) 24,768
Euro-Schatz 40 3/6/25 (4,441,581) 24,488
U.S. Treasury 10 Year Notes 80 3/20/25 (8,707,500) 83,327
U.S. Treasury 10 Year Ultra Bonds 117 3/20/25 (13,030,875) 170,766
Total - Futures Short 423,501
Total $(327,221)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2025
Futures contracts:
Average notional amount of contracts - long $52,376,352
Average notional amount of contracts - short 36,948,108
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 788,362
Average amounts sold - in USD 15,318,613

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

CJSC Closed Joint Stock Company
JSC Joint Stock Company
LLC Limited Liability Company
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case or additional securities.
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
∞ Rate shown is the 7-day yield as of January 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
‡ Variable or floating rate security. Rate shown is the current rate as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2025 is $15,410,845 which represents 7.8% of net assets.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 15,720,336 $ — $ 15,720,336
Foreign Government Bonds — 172,744,758 — 172,744,758
Investment Companies — 6,438,930 — 6,438,930
Total Investments in Securities $ — $ 194,904,024 $ — $ 194,904,024
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 17 $ — $ 17
Futures Contracts 428,306 — — 428,306
Total Other Financial Instruments $ 428,306 $ 17 $ — $ 428,323
Total Assets $ 428,306 $ 194,904,041 $ — $ 195,332,347
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 163,967 $ — $ 163,967
Futures Contracts 755,527 — — 755,527
Total Liabilities $ 755,527 $ 163,967 $ — $ 919,494
(a) Other financial instruments include forward foreign currency exchange contracts and futures contracts. Forward foreign currency exchange contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Emerging Market Debt Hard Currency ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Janus Henderson Emerging Market Debt Hard Currency ETF

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-25-71248 03-25